ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2016
ADVANCES FROM CUSTOMERS [Abstract]
ADVANCES FROM CUSTOMERS
11. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy. Advances from customers consist of the following and is analyzed as long term and short term portion respectively:

	December 31,
	2015	2016
Customer F	$—	$3,035,415
Customer G	—	1,608,539
Customer H	3,237,308	—
Customer I	1,517,402	—
Customer J	1,539,590	1,343,600
Others	1,889,076	1,532,051
Total	$8,183,376	$7,519,605